Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	8 Months Ended
	Sep. 07, 2018	Dec. 31, 2020	Jan. 01, 2018
Class of Warrant or Right [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 0.0001
2015 Loan Notes [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by warrants or rights		218,852
Class of warrant or right, exercise price of warrants or rights	$ 0.0001	$ 0.0001
Fair value portion of warrants			$ 5.0
Fair value adjustment of warrants	$ 4.1
2015 Loan Notes [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, number of securities called by each warrant or right			136,707